Capital Stock - Black-Scholes Model, Weighted-Average Assumptions for Grants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend Yield		0.00%	0.00%	0.00%
Expected volatility	[1]	41.19%	27.70%	23.96%
Risk-free interest rate	[2]	1.42%	1.64%	1.61%
Expected option life	[3]	5 years 6 months	5 years 6 months	5 years 6 months
Weighted average grant-date fair value of options granted		$ 4.37	$ 7.93	$ 5.91

[1]	For the years ended December 31, 2016, 2015 and 2014, the expected volatility was calculated based on the historical volatilities of our stock since October 3, 2012.
[2]	The risk-free interest rate was calculated based upon observed interest rates appropriate for the term of our employee stock options.
[3]	Currently, we calculate the expected option life using the simplified methodology suggested by authoritative guidance issued by the SEC.